Impairment testing (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Testing Tables
Schedule of cash generating unit

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount			Valuation Basis
Name	2017	2016	2015	2017	2016	2015
	£’000	£’000	£000	£’000	£’000	£000

CGU – Midatech Pharma (Wales) Ltd	9,300	10,800	10,800	2,291	2,291	2,291	Value in use

Schedule of key assumptions used

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2017	2016	2015

Pre-tax discount rate	17.9%	18.1%	17.7-19.5%

Cumulative probability of success of projects	81%	46% to 81%	46% to 69%

Schedule of key assumptions used for carrying value and recoverable amount

If any one of the following changes were made to the above key assumptions, applied to all projects, the carrying value and recoverable amount would be equal.

Assumptions	2017	2016	2015

Pre-tax discount rate for all projects	increase to 21.0%	increase to 26.4%	increase to 23.9%

Cumulative probability of success of projects	57%	53%	44%

If any one of the following changes were made to the above key assumptions, applied to all projects, the carrying value and recoverable amount would be equal.

Assumptions	2017	2016
Pre-tax discount rate	increase to 53.7%	increase to 25.2%

Overall CGU 10-year growth rate	5.0%	10.5%

Schedule of goodwill and intangibles allocated to the acquired cash generating unit

Details of goodwill and intangibles allocated to the acquired cash generating unit and the valuation basis are as follows:

	Definite lived			Indefinite lived
	Product and marketing rights carrying amount			Goodwill carrying amount			Valuation Basis
Name	2017	2016	2015	2017	2016	2015
	£’000	£’000	£’000	£’000	£’000	£’000

CGU – Midatech Pharma US, Inc	1,995	3,557	15,477	11,152	12,197	10,165	Value in use

The key assumptions used in the model examining the Midatech Pharma US, Inc. cash generating unit include the following:

Assumptions	2017	2016
Pre-tax discount rate	19.7%	24.7%

Overall CGU 10-year growth rate	26.4%	10.6%